Related Party Transactions - Additional Information (Detail) (Affiliated Companies, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Affiliated Companies
Related Party Transaction [Line Items]
Proceeds from dividends received	¥ 17,839	¥ 18,527	¥ 18,284